UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SCIENCE & TECHNOLOGY FUND - 3RD QUARTER REPORT - PERIOD ENDED
APRIL 30, 2007

[USAA
EAGLE
LOGO (R)]


                         USAA SCIENCE & TECHNOLOGY Fund

                      3RD QUARTER Portfolio of Investments


                                 APRIL 30, 2007

                                                                      (FORM N-Q)

48495-0607                                   (C)2007, USAA. All rights reserved.

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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------

                EQUITY SECURITIES (97.8%)

                COMMON STOCKS (97.1%)

                CONSUMER DISCRETIONARY (2.9%)
                -----------------------------
                CONSUMER ELECTRONICS (2.9%)
       97,689   LG Electronics, Inc.                             $         6,525
       72,200   Sony Corp.                                                 3,846
                                                                 ---------------
                                                                          10,371
                                                                 ---------------
                Total Consumer Discretionary                              10,371
                                                                 ---------------

                CONSUMER STAPLES (0.3%)
                -----------------------
                DRUG RETAIL (0.3%)
       17,800   Longs Drug Stores Corp.                                      974
       21,600   Rite Aid Corp.*                                              133
                                                                 ---------------
                                                                           1,107
                                                                 ---------------
                Total Consumer Staples                                     1,107
                                                                 ---------------

                HEALTH CARE (22.9%)
                -------------------
                BIOTECHNOLOGY (4.4%)
       12,400   Amgen, Inc.*                                                 795
       42,700   Amylin Pharmaceuticals, Inc.                               1,765
       50,200   Applera Corp. Celera Genomics Group*                         703
       24,700   Cephalon, Inc.*                                            1,966
       49,600   CV Therapeutics, Inc.*(a)                                    418
       92,000   Cytokinetics, Inc.*                                          608
       25,200   Gilead Sciences, Inc.                                      2,059
       68,400   Human Genome Sciences, Inc.*                                 737
       43,400   Incyte Corp.*                                                335
       20,200   MedImmune, Inc.                                            1,145
      162,800   Millennium Pharmaceuticals, Inc.                           1,804
       19,000   NPS Pharmaceuticals, Inc.*                                    76
       29,400   Pharmion Corp.*                                              891
       32,700   Progenics Pharmaceuticals, Inc.*                             791
       30,700   Vertex Pharmaceuticals, Inc.                                 944
       57,450   ZymoGenetics, Inc.*                                          859
                                                                 ---------------
                                                                          15,896
                                                                 ---------------
                HEALTH CARE DISTRIBUTORS (1.2%)
       22,900   Cardinal Health, Inc.                                      1,602
       47,700   McKesson Corp.                                             2,806
                                                                 ---------------
                                                                           4,408
                                                                 ---------------
                HEALTH CARE EQUIPMENT (3.1%)
       32,000   Baxter International, Inc.                                 1,812
       24,400   Beckman Coulter, Inc.                                      1,533
       16,800   Hospira, Inc.                                                681
       90,600   Medtronic, Inc.                                            4,795

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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------
       48,400   St. Jude Medical, Inc.                           $         2,071
        3,263   Synthes, Inc.                                                427
                                                                 ---------------
                                                                          11,319
                                                                 ---------------
                HEALTH CARE FACILITIES (0.5%)
       16,300   Manor Care, Inc.                                           1,058
       14,100   Universal Health Services, Inc. "B"                          856
                                                                 ---------------
                                                                           1,914
                                                                 ---------------
                HEALTH CARE SERVICES (0.1%)
        6,300   Medco Health Solutions, Inc.*                                492
                                                                 ---------------
                HEALTH CARE SUPPLIES (0.1%)
       11,400   Arrow International, Inc.                                    363
                                                                 ---------------
                HEALTH CARE TECHNOLOGY (0.2%)
       29,500   IMS Health, Inc.                                             865
                                                                 ---------------
                LIFE SCIENCES TOOLS & SERVICES (0.2%)
       56,600   Exelixis, Inc.*                                              608
                                                                 ---------------
                MANAGED HEALTH CARE (2.1%)
       12,100   CIGNA Corp.                                                1,883
       32,300   Health Net, Inc.*                                          1,746
       41,020   UnitedHealth Group, Inc.                                   2,176
       20,600   WellPoint, Inc.*                                           1,627
                                                                 ---------------
                                                                           7,432
                                                                 ---------------
                PHARMACEUTICALS (11.0%)
       91,100   Abbott Laboratories                                        5,158
       51,400   Astellas Pharma, Inc.                                      2,243
       37,800   AstraZeneca plc ADR                                        2,053
       21,000   Barr Pharmaceuticals, Inc.                                 1,016
       76,200   Bristol-Myers Squibb Co.                                   2,199
       86,700   Daiichi Sankyo Co. Ltd.                                    2,585
       50,000   Eisai Co. Ltd.                                             2,376
       91,200   Elan Corp. plc ADR*(a)                                     1,266
       29,800   Eli Lilly and Co.                                          1,762
       24,100   Forest Laboratories, Inc.                                  1,282
       17,700   H Lundbeck A/S(a)                                            425
       14,838   Ipsen S.A.                                                   788
       18,500   Merck & Co., Inc.                                            952
       78,500   MGI Pharma, Inc.*                                          1,729
       72,277   Sanofi-Aventis ADR                                         3,315
      163,300   Schering-Plough Corp.                                      5,181
      124,000   Shionogi & Co. Ltd.                                        2,419
       33,400   Teva Pharmaceutical Industries Ltd. ADR                    1,279
       30,146   UCB SA                                                     1,792
                                                                 ---------------
                                                                          39,820
                                                                 ---------------
                Total Health Care                                         83,117
                                                                 ---------------

                INDUSTRIALS (3.6%)
                ------------------
                HUMAN RESOURCES & EMPLOYMENT SERVICES (3.6%)
       54,600   Manpower, Inc.                                             4,381

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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------
       95,600   Monster Worldwide, Inc.                          $         4,020
      139,900   Robert Half International, Inc.                            4,659
                                                                 ---------------
                                                                          13,060
                                                                 ---------------
                Total Industrials                                         13,060
                                                                 ---------------

                INFORMATION TECHNOLOGY (67.4%)
                ------------------------------
                APPLICATION SOFTWARE (1.6%)
      138,400   Adobe Systems, Inc.*                                       5,752
                                                                 ---------------
                COMMUNICATIONS EQUIPMENT (12.0%)
      185,400   Cisco Systems, Inc.*                                       4,957
      387,600   Corning, Inc.                                              9,194
      126,700   Juniper Networks, Inc.*                                    2,833
       58,000   Polycom, Inc.*                                             1,931
      206,300   QUALCOMM, Inc.                                             9,036
       90,500   Research In Motion Ltd.                                   11,908
      474,600   Sonus Networks, Inc.*                                      3,669
                                                                 ---------------
                                                                          43,528
                                                                 ---------------
                COMPUTER HARDWARE (12.9%)
      144,900   Apple, Inc.                                               14,461
      569,900   Hewlett-Packard Co.                                       24,016
       82,400   International Business Machines Corp.                      8,422
                                                                 ---------------
                                                                          46,899
                                                                 ---------------
                COMPUTER STORAGE & PERIPHERALS (2.8%)
      659,400   EMC Corp.                                                 10,010
                                                                 ---------------
                DATA PROCESSING & OUTSOURCED SERVICES (7.4%)
      146,200   Automatic Data Processing, Inc.                            6,544
      194,800   BISYS Group, Inc.*                                         2,254
       87,800   DST Systems, Inc.*                                         6,853
      103,950   Iron Mountain, Inc.*                                       2,921
       85,800   Paychex, Inc.                                              3,183
      250,200   Western Union Co.                                          5,266
                                                                 ---------------
                                                                          27,021
                                                                 ---------------
                ELECTRONIC MANUFACTURING SERVICES (2.9%)
    1,589,292   Hon Hai Precision Industry Corp. Ltd.                     10,473
                                                                 ---------------
                HOME ENTERTAINMENT SOFTWARE (4.2%)
      333,900   Activision, Inc.                                           6,678
      168,700   Electronic Arts, Inc.                                      8,504
                                                                 ---------------
                                                                          15,182
                                                                 ---------------
                INTERNET SOFTWARE & SERVICES (4.0%)
       30,700   Google, Inc. "A"*                                         14,471
                                                                 ---------------
                IT CONSULTING & OTHER SERVICES (1.6%)
      153,100   Accenture Ltd. "A"                                         5,986
                                                                 ---------------
                SEMICONDUCTOR EQUIPMENT (6.0%)
      160,661   ASML Holding NV*                                           4,335
       92,500   KLA-Tencor Corp.                                           5,139

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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
 -------------------------------------------------------------------------------
      226,200   LAM Research Corp.*                              $        12,165
                                                                 ---------------
                                                                          21,639
                                                                 ---------------
                SEMICONDUCTORS (7.6%)
      190,500   Altera Corp.                                               4,294
      214,900   Maxim Integrated Products, Inc.                            6,817
      135,000   Semtech Corp.*                                             1,947
      135,519   Soitec S.A.*(a)                                            3,170
      213,100   Texas Instruments, Inc.                                    7,324
      181,200   Trident Microsystems, Inc.*                                3,847
                                                                 ---------------
                                                                          27,399
                                                                 ---------------
                SYSTEMS SOFTWARE (4.4%)
      293,800   Microsoft Corp.                                            8,796
      141,500   Oracle Corp.*                                              2,660
      211,100   Red Hat, Inc.*                                             4,463
                                                                 ---------------
                                                                          15,919
                                                                 ---------------
                Total Information Technology                             244,279
                                                                 ---------------
                Total Common Stocks (cost: $305,105)                     351,934
                                                                 ---------------

                WARRANTS (0.7%)(B)

                INFORMATION TECHNOLOGY (0.7%)
                -----------------------------
                IT CONSULTING & OTHER SERVICES (0.7%)
       41,535   Tata Consultancy Services Ltd.*(c)(d)
                (cost: $1,226)                                             2,553
                                                                 ---------------
                Total Equity Securities
                (cost: $306,331)                                         354,487
                                                                 ---------------


                MONEY MARKET INSTRUMENTS (0.6%)

                MONEY MARKET FUNDS (0.6%)
    2,219,903   SSgA Prime Money Market Fund, 5.16%(e)
                (cost:  $2,220)                                            2,220
                                                                 ---------------


                SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.4%)

                MONEY MARKET FUNDS (0.0%)
      134,007   AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 5.24%(e)                                          134
                                                                 ---------------
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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)   SECURITY                                                   (000)
 -------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS (1.4%)
$       3,000   Credit Suisse First Boston LLC, 5.23%, acquired
                  on 4/30/2007 and due 5/01/2007 at $3,000
                  (collateralized by $3,100 of Fannie Mae Discount
                  Notes(f), 5.24%(g), due 7/25/2007; market
                  value $3,062)                                  $         3,000
        1,000   Deutsche Bank Securities, Inc., 5.22%, acquired
                  on 4/30/2007 and due 5/01/2007 at $1,000
                  (collateralized by $1,025 of Federal Home
                  Loan Bank Bonds(f), 5.00%, due 10/16/2009;
                  market value $1,024)                                     1,000
        1,000   Morgan Stanley & Co., Inc., 5.22%, acquired on
                  4/30/2007 and due 5/01/2007 at $1,000
                  (collateralized by $1,010 of Fannie Mae Notes(f),
                  4.10%, due 6/14/2007; market value $1,024)               1,000
                                                                 ---------------
                Total Repurchase Agreements                                5,000
                                                                 ---------------
                Total Short-term Investments Purchased With
                Cash Collateral From Securities Loaned
                (cost: $5,134)                                             5,134
                                                                 ---------------


                TOTAL INVESTMENTS (COST: $313,685)               $       361,841
                                                                 ===============

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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.
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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2007 (UNAUDITED)


3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2007 (UNAUDITED)


C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2007, was approximately $4,635,000. This amount excludes $105,000 of securities on loan which were sold prior to April 30, 2007.

D. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $57,043,000 and $8,887,000, respectively, resulting in net unrealized appreciation of $48,156,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $362,534,000 at April 30, 2007, and, in total, may not equal 100%. Investments in foreign securities were 17.6% of net assets at April 30, 2007. A category percentage of 0.0% represents less than 0.1% of net assets.

F. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of April 30, 2007.
(b) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.
(c) Security was fair valued at April 30, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2007 (UNAUDITED)


(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Rate represents the money market fund annualized seven-day yield at April 30, 2007.
(f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(g) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*    Non-income-producing security for the 12 months preceding April 30, 2007.







ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.